Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	May 02, 2018	May 01, 2011	May 01, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of common stock shares authorized to be acquired under stock options granted	74,000	912,000	890,000
Exercisable period (in years)	30 years	4 years	4 years
Grant-date fair value per share of stock options				¥ 2,948			¥ 772	¥ 988
Vesting period		2 years	2 years
Recognized compensation cost for stock options				¥ 218	¥ 0	¥ 0
Fair value of shares vested				218	0	0
Cash received from the exercise of stock options				¥ 0	¥ 0	¥ 0